Shares - Dividends (Details) $ in Thousands	3 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CAD ($)	Sep. 30, 2023 $ / shares	Sep. 30, 2023 CAD ($)	Jun. 30, 2023 $ / shares	Jun. 30, 2023 CAD ($)	Mar. 31, 2023 $ / shares	Mar. 31, 2023 CAD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CAD ($)	Sep. 30, 2022 $ / shares	Sep. 30, 2022 CAD ($)	Jun. 30, 2022 $ / shares	Jun. 30, 2022 CAD ($)	Mar. 31, 2022 $ / shares	Mar. 31, 2022 CAD ($)
Equity [Abstract]
Per share (in dollars per share) | $ / shares	$ 0.10		$ 0.10		$ 0.10		$ 0.10		$ 0.08		$ 0.08		$ 0.08		$ 0.08
Total paid or payable | $		$ 2,674		$ 2,674		$ 2,641		$ 2,621		$ 2,098		$ 2,127		$ 2,232		$ 2,277